LEASES (Details Narrative)	Mar. 31, 2026
Hotels and Offices [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Operating leases term	1 year
Hotels and Offices [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Operating leases term	20 years
Equipment and Vehicles [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Financing leases term	1 year
Equipment and Vehicles [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Financing leases term	7 years